As filed with the SEC on September 7, 2023 .	Registration Nos. 333‑112808
811-05826
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. _52__	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 241	☑

(Check appropriate box or boxes.)

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
800-778-2255
(Address and telephone number of principal executive offices)
_____________

Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
280 Trumbull Street
Hartford, Connecticut 06103
(Name and address of agent for service)
_____________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

☑ immediately upon filing pursuant to paragraph (b) of rule 485
☐ on (date) pursuant to paragraph (b) of rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE:

The Registrant is filing this Post-Effective Amendment No. 52 to Registration Statement No. 333‑112808 for the purpose of including in the Registration Statement a supplement containing restated financial statements incorporated by reference and Part C - Other Information. This Post-Effective Amendment No. 52 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 51, filed on April 4, 2023.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

Supplement dated September 7, 2023,
to
Statement of Additional Information dated May 1, 2023,
for
PruLife® Custom Premier, PruLife® Custom Premier II,
Prudential FlexGuard® Life IVUL, VUL Protector®, and PruLife® SVUL Protector® Contracts

This supplement updates and amends certain information contained in the current statement of additional information for your variable life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

This supplement to the statement of additional information updates certain information in the December 31, 2022 financial statements of the Depositor.

The section titled EXPERTS is hereby deleted and replaced with the following.

The financial statements of each of the subaccounts of Pruco Life Variable Universal Account as of the dates presented and for each of the periods indicated therein filed on Form N-VPFS dated April 4, 2023 and the current report of Pruco Life Insurance Company on Form 8-K dated July 14, 2023 are incorporated in this statement of additional information by reference. Such financial statements have been incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Actuarial matters included in this statement of additional information have been examined by Brian Peterfreund, FSA, MAAA, Vice President and Actuary of Prudential.

The section titled FINANCIAL STATEMENTS is hereby deleted and replaced with the following.

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiary, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

The financial statements of the Pruco Life Variable Universal Account are hereby incorporated by reference to Form N-VPFS dated April 4, 2023.

The current report of Pruco Life Insurance Company is hereby incorporated by reference to Form 8-K dated July 14, 2023.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

SAIPRODSUP005
PCP1, PCP2, PCP214, PCP215, PCP219, IVUL, VULP, VULP14, VULP15, VULP18, VULP21, SVULP, SVULP20, SVULP21

OTHER INFORMATION

Item 30. Exhibits

Exhibit Number Description Of Exhibit

(a)	Board of Directors Resolution:
	(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 3)

(b)	Custodian Agreements:
Not applicable.

(c)	Underwriting Contracts:
	(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 13)
	(ii)	Selling Agreement used from 08-2018 to current. (Note 28)
	(iii)	Selling Agreement used from 6-2017 to 8-2018. (Note 28)
	(iv)	Selling Agreement used from 5-2015 to 6-2017. (Note 28)
	(v)	Selling Agreement used from 9-2013 to 5-2015. (Note 28)
	(vi)	Selling Agreement used from 3-2011 to 9-2013. (Note 28)
	(vii)	Selling Agreement used from 8-2010 to 3-2011. (Note 28)
	(viii)	Selling Agreement used from 9-2009 to 8-2010. (Note 28)
	(ix)	Selling Agreement used from 11-2008 to 9-2009. (Note 13)
	(x)	Selling Agreement used from 1-2008 to 11-2008. (Note 13)
	(xi)	Selling Agreement used from 11-2007 to 1-2008. (Note 13)
	(xii)	Selling Agreement used from 12-2006 to 11-2007. (Note 13)
	(xiii)	Selling Agreement used from 11-2005 to 12-2006. (Note 13)
	(xiv)	Selling Agreement used from 9-2003 to 11-2005. (Note 13)
	(xv)	Selling Agreement used from 3-1999 to 9-2003. (Note 13)

(d)	Contracts:
	(i)	Variable Universal Life Insurance Contract (VUL-2004). (Note 5)
	(ii)	Variable Universal Life Insurance Contract (VUL-2005). (Note 8)
	(iii)	Variable Universal Life Insurance Contract (VUL-2008). (Note 11)
	(iv)	Variable Universal Life Insurance Contract (VUL-2013). (Note 18)
	(v)	Variable Universal Life Insurance Contract (ICC14 VUL-2014). (Note 21)
	(vi)	Variable Universal Life Insurance Contract (ICC15 VUL-2015). (Note 24)
	(vii)	Rider for Insured's Accidental Death Benefit - VL110B 2000. (Note 4)
	(viii)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B-2004. (Note 6)
	(ix)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B-2007. (Note 11)
	(x)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182B 2000. (Note 4)
	(xi)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182B 2005. (Note 11)
	(xii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184B 2000. (Note 4)
	(xiii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184B 2005. (Note 11)
	(xiv)	Rider for Flexible Term Insurance Benefit on Life of Insured - VL 197 B-2003. (Note 5)
	(xv)	Rider for Flexible Term Insurance Benefit on Life of Insured - VL 197 B3-2003. (Note 4)
	(xvi)	Rider for Settlement Options to Provide Acceleration of Death Benefits: (aa) All states except New York - ORD87241-90-P. (Note 4)

	(xvii)	Rider for Excess Loan Protection – PLI 518-2008. (Note 12)
	(xviii)	Rider to Provide Acceleration of Death Benefit – ICC14 VL 145 B3-2014. (Note 20)
	(xix)	Rider to Provide Acceleration of Death Benefit – ICC16 VL 145 B4-2016. (Note 29)
	(xx)	Rider for Enhanced Cash Value – ICC14 PLI 496-2014. (Note 20)
	(xxi)	Endorsement for Type C Death Benefit Option - PLI 492-2003. (Note 4)
	(xxii)	Endorsement for Type C Death Benefit Option - PLI 492-2007. (Note 11)
	(xxiii)	Endorsement for Type C Death Benefit Option - PLI 539-2013. (Note 18)
	(xxiv)	Endorsement for Type C Death Benefit Option - ICC14 PLI 539-2014. (Note 21)
	(xxv)	Endorsement for Type C Death Benefit Option – ICC15 PLI 539-2015. (Note 24)
	(xxvi)	Endorsement for Type C Death Benefit Option for use with Rider for Enhanced Cash Value – ICC15 PLI 539E-2015. (Note 24)
	(xxvii)	Endorsement: MT only - ICC14 PLI 542-2014. (Note 20)

(e)	Applications:
	(i)	Application for Variable Universal Life Insurance Contract. (Note 14)
	(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 3)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
	(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 2)
	(ii)	By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 14)

(g)	Reinsurance Agreements:
	(i)	Agreement between Pruco Life Insurance Company ("Pruco Life") and Munich American Reassurance Company. (Note 23)
	(ii)	Amendments (1, 5, 6, Exhibit A) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 7)
	(iii)	Amendments (3, 4) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 19)
	(iv)	Amendment (7) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 10)
	(v)	Amendment (8) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 11)
	(vi)	Amendment (9) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 11)
	(vii)	Amendment (2) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 12)
	(viii)	Amendment (10) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 12)
	(ix)	Amendment (11) to the Agreement between Pruco Life and Munich American Reassurance Company. (Note 12)
	(x)	Agreement between Pruco Life and Prudential. (Note 9)
	(xi)	Amendments (1-13) to the Agreement between Pruco Life and Prudential. (Note 16)
	(xii)	Agreement between Pruco Life and General Re Life Corporation. (Note 10)
	(xiii)	Amendment (1) to the Agreement between Pruco Life and General Re Life Corporation. (Note 11)
	(xiv)	Amendment (2) to the Agreement between Pruco Life and General Re Life Corporation. (Note 11)
	(xv)	Amendment (3) to the Agreement between Pruco Life and General Re Life Corporation. (Note 12)
	(xvi)	Amendment (4) to the Agreement between Pruco Life and General Re Life Corporation. (Note 12)
	(xvii)	Agreement between Pruco Life and Optimum Re Insurance Company. (Note 10)
	(xviii)	Amendment (1) to the Agreement between Pruco Life and Optimum Re Insurance Company. (Note 11)
	(xix)	Amendment (2) to the Agreement between Pruco Life and Optimum Re Insurance Company. (Note 12)
	(xx)	Amendment (3) to the Agreement between Pruco Life and Optimum Re Insurance Company. (Note 12)
	(xxi)	Agreement between Pruco Life and RGA Reinsurance Company. (Note 10)
	(xxii)	Amendment (1) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 10)
	(xxiii)	Amendment (2) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 12)

	(xxiv)	Amendment (3) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 14)
	(xxv)	Amendment (4) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 14)
	(xxvi)	Amendment (5) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 16)
	(xxvii)	Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 12)
	(xxviii)	Amendment (1) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 14)
	(xxix)	Amendment (2) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 19)
	(xxx)	Amendments (3, 4) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 19)
	(xxxi)	Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 12)
	(xxxii)	Amendment (1) to the Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 12)
	(xxxiii)	Amendments (3, 4) to the Agreement between Pruco Life and Scor Global Life U.S. Re Insurance Company. (Note 19)
	(xxxiv)	Agreement between Pruco Life and ACE Life Insurance Company. (Note 13)
	(xxxv)	Amendment (1) to the Agreement between Pruco Life and ACE Life Insurance Company. (Note 13)
	(xxxvi)	Form of Agreement between Prudential, including subsidiaries, with reinsurance companies. (Note 15)
	(xxxvii)	Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 16)
	(xxxviii)	Amendments (1,2,4) to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 16)
	(xxxix)	Blanket Amendment to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 16)
	(xl)	Termination Amendment to the Agreement between Pruco Life and Annuity & Life Reassurance, Ltd. (Note 16)
	(xli)	Agreement between Pruco Life and Scottish Re, Inc. (Note 7)
	(xlii)	Amendments (1, 2, 3, Exhibit A) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 7)
	(xliii)	Amendment (4) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 10)
	(xliv)	Amendment (5) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 11)
	(xlv)	Amendment (6) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 11)
	(xlvi)	Amendment (7) to the Agreement between Pruco Life and Scottish Re, Inc. (Note 16)
	(xlvii)	Agreement between Pruco Life and Swiss Re. (Note 16)
	(xlviii)	Amendments (1-10) to the Agreement between Pruco Life and Swiss Re. (Note 16)
	(xlix)	Agreement between Pruco Life and Transamerica. (formerly AUSA). (Note 16)
	(l)	Amendments (1-6, 9) to the Agreement between Pruco Life and Transamerica (formerly AUSA). (Note 16)
	(li)	Termination Amendment to the Agreement between Pruco Life and Transamerica (formerly AUSA). (Note 16)
	(lii)	Agreement between Pruco Life and Transamerica. (Note 16)
	(liii)	Amendments (1, 2, 4) to the Agreement between Pruco Life and Transamerica. (Note 16)
	(liv)	Termination Amendment to the Agreement between Pruco Life and Transamerica. (Note 16)
	(lv)	Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 16)
	(lvi)	Amendment (2) to the Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 19)

(h)	Participation Agreements:
	(i)	Advanced Series Trust (formerly American Skandia Trust) Participation Agreement, as amended June 8, 2005 (Note 8)
	(ii)	Amendment #1 to the Participation Agreement between Pruco Life Insurance Company ("Pruco Life") and Advanced Series Trust (Note 16)
	(iii)	Participation Agreement between Pruco Life and American Century (Note 11)
	(iv)	Amendment #3 to the Participation Agreement between Pruco Life and American Century (Note 11)
	(v)	Amendment #4 to the Participation Agreement between Pruco Life and American Century (Note 22)
	(vi)	Participation Agreement between Pruco Life and American Funds (Note 17)
	(vii)	Participation Agreement between Pruco Life and BNY Mellon (formerly Dreyfus) (Note 11)
	(viii)	Amendment #3 to the Participation Agreement between Pruco Life and BNY Mellon (Note 26)
	(ix)	Amendment #4 to the Participation Agreement between Pruco Life and BNY Mellon (Note 26)

	(x)	Amendment #5 to the Participation Agreement between Pruco Life and BNY Mellon (Note 26)
	(xi)	Amendment #6 to the Participation Agreement between Pruco Life and BNY Mellon (Note 21)
	(xii)	Participation Agreement between Pruco Life and Fidelity (Note 17)
	(xiii)	Amendment #1 to the Participation Agreement between Pruco Life and Fidelity (Note 17)
	(xiv)	Amendment #2 to the Participation Agreement between Pruco Life and Fidelity (Note 26)
	(xv)	Participation Agreement between Pruco Life and Franklin (Note 17)
	(xvi)	Amendment #1 to the Participation Agreement between Pruco Life and Franklin (Note 26)
	(xvii)	Amendment #2 to the Participation Agreement between Pruco Life and Franklin (Note 26)
	(xviii)	Amendment #5 to the Participation Agreement between Pruco Life and Franklin (Note 26)
	(xix)	Amendment #6 to the Participation Agreement between Pruco Life and Franklin (Note 26)
	(xx)	Amendment #7 to the Participation Agreement between Pruco Life and Franklin (Note 27)
	(xxi)	Participation Agreement between Pruco Life and Hartford (Note 17)
	(xxii)	Participation Agreement between Pruco Life and Janus (Note 11)
	(xxiii)	Amendment #3 to the Participation Agreement between Pruco Life and Janus (Note 21)
	(xxiv)	Amendment #4 to the Participation Agreement between Pruco Life and Janus (Note 26)
	(xxv)	Participation Agreement between Pruco Life and MFS (Note 11)
	(xxvi)	Amendment #7 to the Participation Agreement between Pruco Life and MFS (Note 17)
	(xxvii)	Participation Agreement between Pruco Life and Neuberger Berman (Note 11)
	(xxviii)	Amendment #1 to the Participation Agreement between Pruco Life and Neuberger Berman (Note 21)
	(xxix)	Amendment #2 to the Participation Agreement between Pruco Life and Neuberger Berman (Note 26)
	(xxx)	Participation Agreement between Pruco Life and Northern Lights (Note 15)
	(xxxi)	Amendment #2 to the Participation Agreement between Pruco Life and Northern Lights (Note 19)
	(xxxii)	Participation Agreement between Pruco Life and The Prudential Series Fund (Note 26)
	(xxxiii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Advanced Series Trust (Note 25)
	(xxxiv)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and American Century (Note 26)
	(xxxv)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and American Funds (Note 26)
	(xxxvi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and BNY Mellon (formerly Dreyfus) (Note 25)
	(xxxvii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Franklin (Note 25)
	(xxxviii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Janus (Note 26)
	(xxxix)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and MFS (Note 25)
	(xl)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Neuberger Berman (Note 26)
	(xli)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and The Prudential Series Fund (Note 25)

(i)	Administrative Contracts:
	(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 14)
	(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 19)
	(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 24)

(j)	Other Material Contracts:
Not applicable.

(k)	Legal Opinion:
Opinion and Consent of Jordan K. Thomsen, Esq., as to the legality of the securities being registered. (Note 30)

(l)	Actuarial Opinion:
Not applicable.

(m)	Calculation:
Not applicable.

(n)	Other Opinions:
(i) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii) Powers of Attorney: Robert E. Boyle, Markus Coombs, Alan M. Finkelstein, Scott E. Gaul, Salene Hitchcock-Gear, Dylan J. Tyson. (Note 1)

(o)	Omitted Financial Statements:
Not applicable.

(p)	Initial Capital Agreements:
Not applicable.

(q)	Redeemability Exemption:
(i) Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 30)

(r)	Form of Initial Summary Prospectuses:
Not applicable.
---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Post-Effective Amendment No.7 for Form N-6, Registration No. 333-109284, filed April 22, 2009, on behalf of the Pruco Life Variable Universal Account.
(Note 3)	Incorporated by reference to Form N-6, Registration No. 333-158634, filed April 20, 2009, on behalf of the Pruco Life Variable Universal Account.
(Note 4)	Incorporated by reference to Form N-6, Registration No. 333-109284, filed September 30, 2003, on behalf of the Pruco Life Variable Universal Account.
(Note 5)	Incorporated by reference to Form N-6 to this Registration Statement, filed February 13, 2004, on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed February 15, 2005, on behalf of the Pruco Life Variable Universal Account.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed April 19, 2005, on behalf of the Pruco Life Variable Universal Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed August 12, 2005, on behalf of the Pruco Life Variable Universal Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, filed April 19, 2006, on behalf of the Pruco Life Variable Universal Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed April 13, 2007, on behalf of the Pruco Life Variable Universal Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed April 18, 2008, on behalf of the Pruco Life Variable Universal Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April 22, 2009, on behalf of the Pruco Life Variable Universal Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April 14, 2010, on behalf of the Pruco Life Variable Universal Account.
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April 12, 2011, on behalf of the Pruco Life Variable Universal Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement, filed April 23, 2012, on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement, filed April 15, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 16 to this Registration Statement, filed June 28, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 19 to this Registration Statement, filed September 26, 2013, on behalf of the Pruco Life Variable Universal Account.

(Note 19)	Incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed April 7, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 9 for Form N-6, Registration No. 333‑158634, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 21)	Incorporated by reference to Post-Effective Amendment No. 21 to this Registration Statement, filed June 27, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 22)	Incorporated by reference to Post-Effective Amendment No. 23 to this Registration Statement, filed September 5, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 23)	Incorporated by reference to Post-Effective Amendment No. 6 for Form N-6, Registration No. 333-109284, filed April 17, 2008, on behalf of the Pruco Life Variable Universal Account.
(Note 24)	Incorporated by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 25)	Incorporated by reference to Pre-Effective Amendment No. 1 For Form N-6, Registration No. 333-215544, filed June 16, 2017, on behalf of the Pruco Life Variable Universal Account.
(Note 26)	Incorporated by reference to Post-Effective Amendment No. 40 to this Registration Statement, filed April 6, 2018, on behalf of the Pruco Life Variable Universal Account.
(Note 27)	Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 6, 2017, on behalf of the Pruco Life Variable Universal Account.
(Note 28)	Incorporated by reference to Post-Effective Amendment No. 46 to this Registration Statement, filed April 7, 2020, on behalf of the Pruco Life Variable Universal Account.
(Note 29)	Incorporated by reference to Post-Effective Amendment No. 18 for Form N-6, Registration No. 333‑158634, filed December 16, 2016, on behalf of the Pruco Life Variable Universal Account.
(Note 30)	Incorporated by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed April 4, 2023, on behalf of the Pruco Life Variable Universal Account.
Item 31. Directors And Officers Of Pruco Life Insurance Company (Depositor)
The directors and officers of Pruco Life Insurance Company ("Pruco Life"), listed with their principal occupations, are shown below.

Name and Principal Business Address	Position and Offices with Pruco Life
KENYATTA BOLDEN (Note 6)	Chief Compliance Officer
ROBERT E. BOYLE (Note 1)	Director, Vice President, Chief Accounting Officer, and Chief Financial Officer
TODD BRYDEN (Note 2)	Chief Actuary and Senior Vice President
MARKUS COOMBS (Note 3)	Director and Vice President
WILLIAM J. EVERS (Note 3)	Vice President and Corporate Counsel
ALAN M. FINKELSTEIN (Note 4)	Director and Treasure
SCOTT E. GAUL (Note 5)	Director and Vice President
SALENE HITCHCOCK-GEAR (Note 3)	Director
MICHAEL A. PIGNATELLA (Note 2)	Vice President, Chief Legal Officer, and Secretary
JORDAN K. THOMSEN (Note 3)	Vice President and Corporate Counsel
DYLAN J. TYSON (Note 5)	Director, President, and Chief Executive Officer

(Note 1) 655 Broad Street, Newark, NJ 07102
(Note 2) 280 Trumbull Street, Hartford, CT 06103
(Note 3) 213 Washington Street, Newark, NJ 07102
(Note 4) 751 Broad Street, Newark, NJ 07102
(Note 5) 1 Corporate Drive, Shelton, CT 06484
(Note 6) 701 San Marco Boulevard, Jacksonville, FL 32207

Item 32. Persons Controlled By Or Under Common Control With the Depositor Or the Registrant
Pruco Life Insurance Company, a life insurance company organized under the laws of Arizona, is a direct wholly owned subsidiary of The Prudential Insurance Company of America and an indirect wholly owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.
Item 33. Indemnification
The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.
Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco Life"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed on April 12, 2011, as exhibit Item 26.(f)(ii) to Form N-6 of this Registration Statement on behalf of the Pruco Life Variable Universal Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a) Other Activity:
Pruco Securities, LLC ("Pruco Securities"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized as an LLC on September 22, 2003, under New Jersey law, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.
Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:
•Pruco Life Variable Universal Account
•Pruco Life Variable Appreciable Account
•Pruco Life Variable Insurance Account
•Pruco Life PRUvider Variable Appreciable Account
•Pruco Life of New Jersey Variable Appreciable Account
•Pruco Life of New Jersey Variable Insurance Account
•The Prudential Variable Appreciable Account
•Separate Account VL I of Talcott Resolution Life Insurance Company
•Separate Account VL II of Talcott Resolution Life Insurance Company
•Separate Account One of Talcott Resolution Life Insurance Company
•Separate Account Five of Talcott Resolution Life Insurance Company
•Separate Account VL I of Talcott Resolution Life & Annuity Insurance Company
•Separate Account VL II of Talcott Resolution Life & Annuity Insurance Company
•Separate Account Five of Talcott Resolution Life & Annuity Insurance Company
•Union Security Insurance Company Variable Account C

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so.

(b) Management:

Managers And Officers Of Pruco Securities, LLC

Name and Principal Business Address	Position and Office with Pruco Securities
Robert Begun (Note 1)	President, Manager, Principal Operations Officer
Moira M. Buckley (Note 3)	Manager
John M. Cafiero (Note 2)	Assistant Secretary
David Camuzo (Note 1)	Secretary
Susanna Davi (Note 2)	Assistant Treasurer
Dexter M. Feliciano (Note 1)	Vice President, Chief Operating Officer, Manager
Kelly Florio (Note 2)	Anti-Money Laundering Officer
Anthony M. Fontano (Note 1)	Vice President, Manager
Jennifer H. Gascho (Note 2)	Assistant Controller
Peter C. Gayle (Note 1)	Vice President, Manager
Bradford O. Hearn (Note 1)	Chairman, Manager
Patrick L. Hynes (Note 1)	Manager
Yoo J. Kim (Note 2)	Assistant Controller
Milton T. Landes (Note 1)	Vice President
Conway Lee (Note 1)	Chief Compliance Officer
Tina Lloyd (Note 1)	Assistant Secretary
Joseph B. McCarthy (Note 2)	Assistant Treasurer
Juzer Mohammedshah (Note 1)	Treasurer
Julia E. Moran (Note 1)	Chief Legal Officer, Assistant Secretary
Maggie Palen (Note 2)	Assistant Secretary
Robert P. Smit (Note 2)	Vice President, Controller, Chief Financial Officer, Principal Financial Officer
Jordan K. Thomsen (Note 1)	Assistant Secretary
Dianne Trinkle (Note 2)	Assistant Controller

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) 1124 NW Couch Street, Portland, OR 97209

(c) Compensation From the Registrant:
Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $3,890,506 in 2022, $4,092,005 in 2021, and $3,347,257 in 2020.
The sum of the chart below is $434,967,961, which represents Pruco Securities’ total 2022 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Commissions and other compensation received from the registrant during the last fiscal year with respect to variable life insurance products.
Name of Principal Underwriter	Net Underwriting Discounts and Commissions*	Compensation on Redemption	Brokerage Commission**	Other Compensation
Pruco Securities	$137,782,173	$0	$393,096,762	$0

* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.
Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.
Item 35. Location Of Accounts And Records
Provided in the most recent report on Form N-CEN.

Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 7th day of September, 2023.

Pruco Life Variable Universal Account
(Registrant)

By: /s/ Christopher J. Madin
Christopher J. Madin
Vice President and Corporate Counsel

By: Pruco Life Insurance Company
(Depositor)

By: /s/ Christopher J. Madin
Christopher J. Madin
Vice President and Corporate Counsel
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 7th day of September, 2023.

Signature and Title

/s/ *
Robert E. Boyle
Director, Vice President, Chief Accounting Officer, and Chief Financial Officer

/s/ *
Markus Coombs
Director and Vice President

/s/ *
Alan M. Finkelstein
Director and Treasure
	*By:	/s/ Christopher J. Madin
/s/ *		Christopher J. Madin
Scott E. Gaul		(Attorney-in-Fact)
Director, Vice President

/s/ *
Salene Hitchcock-Gear
Director

/s/ *
Dylan J. Tyson
Director, President, and Chief Executive Officer